Financing Receivables and Allowance for Doubtful Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Financing Receivables and Allowance for Doubtful Receivables
Allowance for Doubtful Receivables and Investment in Financing Receivables

	Yen (millions)
	Finance leases	Installment loans	Mortgage loans	Other	Total
Allowance for doubtful receivables
Balance, January 1, 2011	5,156	2,426	176	5,940	13,698
Provision	1,531	293	102	3,709	5,635
Recovery and other	(340)	(70)	(47)	(1,073)	(1,530)
Write off	(211)	(229)	—	(734)	(1,174)

Balance, March 31, 2011	6,136	2,420	231	7,842	16,629

Applicable to amounts; Individually evaluated for impairment	1,620	906	88	5,082	7,696

Applicable to amounts; Collectively evaluated for impairment	4,516	1,514	143	2,760	8,933

Financing receivables
Balance, March 31, 2011	873,137	126,957	218,222	217,515	1,435,831

Applicable to amounts; Individually evaluated for impairment	4,515	1,252	1,113	9,718	16,598

Applicable to amounts; Collectively evaluated for impairment	868,622	125,705	217,109	207,797	1,419,233